EQUITY-BASED COMPENSATION (Summary Of PSU Activity) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Time Vested PSUs [Member]
EQUITY-BASED COMPENSATION [Line Items]
Assumed from WWE, Units | shares	641,190
Vested, Units | shares	(54,478)
Forfeited, Units | shares	(272,297)
Dividend equivalents, Units | shares	12,988
Outstanding balances at end, Units | shares	327,403
Assumed from WWE, Weighted-Average Exercise Price | $ / shares	$ 100.65
Vested, Weighted-Average Exercise Price | $ / shares	100.65
Forfeited, Weighted-Average Exercise Price | $ / shares	83.75
Dividend equivalents, Weighted-Average Exercise Price | $ / shares	100.65
Outstanding balances at end, Weighted-Average Exercise Price | $ / shares	$ 93.84
Market / Market and Time Vested Performance Units [Member]
EQUITY-BASED COMPENSATION [Line Items]
Assumed from WWE, Units | shares	20,460
Forfeited, Units | shares	(20,460)
Dividend equivalents, Units | shares	0
Assumed from WWE, Weighted-Average Exercise Price | $ / shares	$ 100.65
Forfeited, Weighted-Average Exercise Price | $ / shares	100.65
Dividend equivalents, Weighted-Average Exercise Price | $ / shares	$ 0